SHARE EXCHANGE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 4. SHARE EXCHANGE

On April 24, 2013, the shareholders of the Company entered into a definitive agreement pursuant to which its shareholders exchanged common stock of Edible Garden Corp. for common stock of the Company. Under the agreement the Company acquired the customer list. Under the terms of this agreement the Company paid 1,250,000 shares of common stock valued at $212,500.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period. Amortization expense was $34,658 for the nine months ended September 30, 2014.

On April 24, 2013, the shareholders of the Company entered into a definitive agreement pursuant to which its shareholders exchanged common stock of Edible Garden Corp. for common stock of the Company. Under the agreement the Company acquired the customer list. Under the terms of this agreement the Company paid 1,250,000 shares of common stock valued at $212,500.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period. Amortization expense was $29,028 for the year ended December 31, 2013.